Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000218791 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000218791 | 78464A284 | SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218791 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000218791 | 92206C847 | Vanguard Long-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000218791 | 46141D203 | Invesco DB US Dollar Index Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218791 | 921937793 | Vanguard Long-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218791 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218791 | 46641Q332 | JPMorgan Equity Premium Income ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218791 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218791 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218791 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218791 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218791 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000218791 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000218792 | 81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218792 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000218792 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000218792 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000218792 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000218792 | 81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000218792 | 72201R593 | Pimco Commodity Strategy Active ETF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000218792 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218792 | 922908637 | Vanguard Large-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218792 | 464287390 | iShares Latin America 40 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000218792 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218792 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000218792 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000227938 | 81369Y506 | Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000227938 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000227938 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000227938 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000227938 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227938 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%